Property, Plant, and Equipment - Components of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,246	$ 5,232
Accumulated depreciation	(4,511)	(4,307)
Property, plant and equipment, net	735	925
Buildings and Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	589	589
Enterprise Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,739	1,742
Property, plant and equipment, estimated useful life	3 years
Leaseholds [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,695	1,701
Property, plant and equipment, estimated useful life	Lesser of lease term or estimated useful life
Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 1,025	1,002
Property, plant and equipment, estimated useful life	7 years
Furniture [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 198	$ 198
Property, plant and equipment, estimated useful life	5 years
Buildings [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful life	30 years